Income Tax Matters (Tables)	21 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of September 30, 2020, December 31, 2019 and December 31, 2018 are as follows:

	September 30,	December 31,	December 31,
	2020	2019	2018
Deferred tax assets:
Loss carryforwards	$623,258	$436,777	1,429,458
Capitalized costs	186,253	221,918	269,472
Stock option granted	4,566	4,566	—
Unrealized losses on investments	475,720	—	390,349
Policy acquisition costs	750,034	1,468,030	—
Charitable contribution carryforward	1,020	1,020	—
Property and equipment	29,896	15,508	—
Benefit reserves	3,263,165	848,643	192,858
Total deferred tax assets	5,333,912	2,996,462	2,282,137
Less valuation allowance	(4,631,718)	(2,618,741)	(1,928,454)
Total deferred tax assets, net of valuation allowance	702,194	377,721	353,683
Deferred tax liabilities:
Unrealized losses on investments	314,738	116,088	—
Due premiums	81,789	81,789	117,144
Intangible assets	147,000	147,000	147,000
Policy loans	158,667	32,844	86,246
Property and equipment	—	—	3,294
Total deferred tax liabilities	702,194	377,721	353,683
Net deferred tax assets	$—	$—	—

Schedule of effective tax rate reconciliation

There was income tax expense of $2,145,110 and $114,642 for the nine months ended September 30, 2020 and September 30, 2019. This differed from the amounts computed by applying the statutory U.S. federal income tax rate of 21% to pretax income, as a result of the following:

	Nine months ended September 30,
	2020	2019
Computed expected income tax benefit	$339,987	$(813,759)
Increase (reduction) in income taxes resulting from:
State tax, net of federal benefit	151,680	—
Meals, entertainment and political contributions	4,101	3,858
Change in valuation allowance	1,421,169	746,468
COD Interest	—	177,563
Other	228,173	512
Subtotal of increases	1,805,123	928,401
Tax expense (benefit)	$2,145,110	$114,642

There was income tax expense of $234,180 for the year ended December 31, 2019, and no income tax expense for the year ended December 31, 2018. This differed from the amounts computed by applying the statutory U.S. federal income tax rate of 21% to pretax income, as a result of the following:

	Year ended December 31,
	2019	2018
Computed expected income tax benefit	$(1,154,890)	$(1,063,749)
Increase (reduction) in income taxes resulting from:
Meals, entertainment and political contributions	6,170	8,402
Change in loss carryforward due to 382 limitation	—	5,595,636
COD Interest	177,563	—
Other	8,613	39,143
Subtotal of increases	192,346	5,643,181
Tax benefit before valuation allowance	(962,544)	4,579,432
Change in valuation allowance	1,196,724	(4,579,432)
Net income tax expenses	$234,180	$—